PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) Rp in Billions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of defined benefit plans [line items]
Maximum percentage of surplus defined benefit plan	10
Threshold FSR	105
Telkomsel
Disclosure of defined benefit plans [line items]
Benefits paid by employer		Rp (207)	Rp (125)
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year		1,541	1,839
Periodic pension benefit cost		(314)	(342)
Actuarial (gain) losses recognised in OCI		614	(583)
Return on plan assets (excluding amount included in net interest expense)		(53)	68
Benefits paid by employer		(207)	(125)
Pension benefit obligations at end of year		Rp 2,209	Rp 1,541